Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-25-2006	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		12/18/2006
2	Payment Date		12/20/2006
3	Collection Period	10/29/2006	11/25/2006	28
4	Monthly Interest Period - Actual	11/20/2006	12/19/2006	30
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	154,210,687.62	—	21,198,853.04	133,011,834.58	0.5000445
7	Class A-2 Notes	483,000,000.00	483,000,000.00	—	—	483,000,000.00	1.0000000
8	Class A-3 Notes	544,000,000.00	544,000,000.00	—	—	544,000,000.00	1.0000000
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$1,536,590,880.56	$—	$21,198,853.04	$1,515,392,027.52

12	Total Securitization Value	$1,648,380,192.94	$1,560,185,907.53			$1,540,091,754.58

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
13	Class A-1 Notes	5.5235%	709,818.94	4.6029167	21,908,671.99	142.0697380
14	Class A-2 Notes	5.5500%	2,233,875.00	4.6250000	2,233,875.00	4.6250000
15	Class A-3 Notes	5.5000%	2,493,333.33	4.5833333	2,493,333.33	4.5833333
16	Class A-4 Notes	5.5400%	955.650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		6,392,677.28		27,591,530.32

C.	COLLECTIONS AND AVAILABLE FUNDS

17	Lease Payments Received	25,577,989.74
18	Pull Ahead Waived Payments	—
19	Sales Proceeds - Early Terminations	6,497,734.27
20	Sales Proceeds - Scheduled Terminations	130,106.36
21	Security Deposits for Terminated Accounts	18,278.00
22	Excess Wear and Tear Received	1,164.50
23	Excess Mileage Charges Received	3,732.86
24	Other Recoveries Received	26,427.00

25	Subtotal: Total Collections	32,255,432.73

26	Repurchase Payments	—
27	Postmaturity Term Extension	—
28	Investment Earnings on Collection Account	179,794.81

29	Total Available Funds, prior to Servicer Advances	32,435,227.54

30	Servicer Advance	—

31	Total Available Funds	32,435,227.54

32	Reserve Account Draw	—
33	Available for Distribution	32,435,227.54

D.	DISTRIBUTIONS

34	Payment Date Advance Reimbursement (Item 78)		—
35	Servicing Fee (Servicing and Administrative Fees paid pro rata):
36	Servicing Fee Shortfall from Prior Periods		—
37	Servicing Fee Due in Current Period		1,300,154.92
38	Servicing Fee Shortfall		—
39	Administration Fee (Servicing and Administrative Fees paid pro rata):
40	Administration Fee Shortfall from Prior Periods		—
41	Administration Fee Due in Current Period		5,000.00
42	Administration Fee Shortfall		—
43	Interest Paid to Noteholders		6,392,677.28
44	First Priority Principal Distribution Amount		—
45	Amount Paid to Reserve Account to Reach Specified Balance		—
46	Subtotal: Remaining Available Funds	24,737,395.34
47	Regular Principal Distribution Amount	21,198,853.04
48	Regular Principal Paid to Noteholders (lesser of Item 46 and Item 47)		21,198,853.04
49	Other Amounts paid to Trustees		—

50	Remaining Available Funds		3,538,542.30

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-25-2006	PAGE 2

E.	CALCULATIONS

51	Calculation of First Priority Principal Distribution Amount:
52	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,388,210,687.62
53	Less: Aggregate Securitization Value (End of Collection Period)	(1,540,091,754.58)

54	First Priority Principal Distribution Amount (not less than zero)	—

55	Calculation of Regular Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,388,210,687.62
57	Less: First Priority Principal Distribution Amount	—
58	Less: Targeted Note Balance	(1,367,011,834.58)

59	Regular Principal Distribution Amount	21,198,853.04

60	Calculation of Targeted Note Balance:
61	Aggregate Securitization Value (End of Collection Period)	1,540,091,754.58
62	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

63	Targeted Note Balance	1,367,011,834.58

64	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)	32,435,227.54
66	Less: Payment Date Advance Reimbursement (Item 78)	—
67	Less: Servicing Fees Paid (Items 36, 37 and 38)	1,300,154.92
68	Less: Administration Fees Paid (Items 40, 41 and 42)	5,000.00
69	Less: Interest Paid to Noteholders (Item 43)	6,392,677.28
70	Less: 1st Priority Principal Distribution (Item 54)	—

71	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	24,737,395.34
72	Monthly Lease Payments Due on Included Units but not received (N/A if Item 71 > 0)	N/A

73	Servicer Advance (If Item 71 < 0, lesser of Item 72 and absolute value of Item 71, else 0)	—

74	Total Available Funds after Servicer Advance (Item 71 plus Item 72)	24,737,395.34
75	Reserve Account Draw Amount (If Item 74 is < 0, Lesser of the Reserve Account Balance and Item 74)	—

76	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance	—
78	Payment Date Advance Reimbursement	—
79	Additional Payment Advances for current period	—

80	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

81	Reserve Account Balances:
82	Specified Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.45
83	Initial Reserve Account Balance		12,362,851.45
84	Beginning Reserve Account Balance		12,362,851.45
85	Plus: Net Investment Income for the Collection Period		52,742.91

86	Subtotal: Reserve Fund Available for Distribution		12,415,594.36
87	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 45)		—
88	Less: Reserve Account Draw Amount (Item 75)		—

89	Subtotal Reserve Account Balance		12,415,594.36
90	Less: Excess Reserve Account Funds to Transferor (If Item 89 > Item 82)		52,742.91

91	Equals: Ending Reserve Account Balance		12,362,851.45

92	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

93	Current Period Net Residual Losses:	Units	Amounts
94	Aggregate Securitization Value for Scheduled Terminated Units	6	138,440.15
95	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(130,106.36)
96	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
97	Less: Excess Wear and Tear Received		(1,164,50)
98	Less: Excess Mileage Received		(3,732.86)

99	Current Period Net Residual Losses/(Gains)	6	3,436.43

100	Cumulative Net Residual Losses:
101	Beginning Cumulative Net Residual Losses	1	(3,793.41)
102	Current Period Net Residual Losses (Item 99)	6	3,436.43

103	Ending Cumulative Net Residual Losses	7	(356.98)

104	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-25-2006	PAGE 3

G.	POOL STATISTICS

105	Collateral Pool Balance Data		Initial	Current

106	Initial Aggregate Securitization Value		1,648,380,193	1,540,091,755
107	Initial Aggregate Base Residual Value		1,156,023,383	1,135,610,220
108	Number of Current Contracts		72,016	70,623
109	Weighted Average Lease Rate		3.46%	3.45%
110	Average Remaining Term		27.9	21.4
111	Average Original Term		37.0	36.9
112	Proportion of Base Prepayment Assumption Realized			74.50%
113	Actual Monthly Prepayment Speed			0.33%
114	Turn-in Ratio on Scheduled Terminations			100.00%
		Units	Book Amount	Securitization Value

115	Pool Balance - Beginning of Period	70,914	1,812,458,984	1,560,185,908
116	Depreciation/Payments		(23,837,342)	(14,144,769)
117	Gross Credit Losses	(18)	(474,587)	(439,302)
118	Early Terminations - Regular	(267)	(6,211,309)	(5,371,641)
119	Early Terminations - Lease Pull Ahead	—	—	—
120	Scheduled Terminations - Returned to VCI	(6)	(141,770)	(138,440)
121	Scheduled Terminations - Purchased	—	—	—

122	Pool Balance - End of Period	70,623	1,781,793,976	1,540,091,755

123	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage

124	Current	70,187	1,530,821,277	99.40%
125	31 - 90 Days Delinquent	401	8,503,694	0.55%
126	90+ Days Delinquent	35	766,784	0.05%

127	Total	70,623	1,540,091,755	100.00%

128	Credit Losses:		Units	Amounts

129	Aggregate Securitization Value on charged-off units		18	439,302
130	Aggregate Liquidation Proceeds on charged-off units			(323,604)
131	Recoveries on charged-off units			—

132	Current Period Aggregate Net Credit Losses/(Gains)		18	115,698

133	Cumulative Net Credit Losses:
134	Beginning Cumulative Net Credit Losses		21	125,058
135	Current Period Net Credit Losses (Item 132)		18	115,698

136	Ending Cumulative Net Credit Losses		39	240,756

137	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value			0.01%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-25-2006	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
01/20/2007	17,289,458
02/20/2007	22,862,179
03/20/2007	22,848,913
04/20/2007	22,528,821
05/20/2007	20,566,347
06/20/2007	20,500,656
07/20/2007	21,698,258
08/20/2007	22,045,848
09/20/2007	23,824,681
10/20/2007	25,269,863
11/20/2007	45,791,061
12/20/2007	41,651,047
01/20/2008	71,896,602
02/20/2008	86,748,662
03/20/2008	50,903,126
04/20/2008	43,514,518
05/20/2008	63,255,950
06/20/2008	53,815,536
07/20/2008	64,873,770
08/20/2008	78,506,955
09/20/2008	76,402,495
10/20/2008	56,516,200
11/20/2008	44,459,733
12/20/2008	22,497,482
01/20/2009	31,597,774
02/20/2009	36,968,978
03/20/2009	53,491,022
04/20/2009	71,546,420
05/20/2009	70,223,495
06/20/2009	69,145,365
07/20/2009	28,757,669
08/20/2009	20,327,587
09/20/2009	19,307,995
10/20/2009	13,357,669
11/20/2009	12,083,120
12/20/2009	6,901,570
01/20/2010	10,292,274
02/20/2010	9,439,369
03/20/2010	12,891,383
04/20/2010	15,833,514
05/20/2010	21,365,813
06/20/2010	15,069,981
07/20/2010	948,077
08/20/2010	64,971
09/20/2010	80,276
10/20/2010	79,768
11/20/2010	43,460
12/20/2010	6,043
01/20/2011	3
02/20/2011	—
03/20/2011	—
04/20/2011	—
05/20/2011	—
06/20/2011	—
07/20/2011	—
08/20/2011	—
09/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
Total:	1,540,091,755

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

SUMMARY OF MATERIAL MODIFICATIONS, EXTENSIONS OR WAIVERS

None in the current month

SUMMARY OF MATERIAL BREACHES OF REPRESENTATIONS OR WARRANTIES RELATED TO ELIGIBILITY CRITERIA

None in the current month

SUMMARY OF MATERIAL BREACHES BY THE ISSUER OF TRANSACTION COVENANTS

None in the current month